Share based payments - Stock Options Narrative (Details) $ in Millions	6 Months Ended
	Jun. 30, 2025 USD ($) shares	Jun. 30, 2024 USD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares on conversion (in shares) | shares	1
Total share based payment expense | $	$ 55	$ 70
Non-executive director | Stock options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	3 years
Share based compensation award tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage	0.3333
Share based compensation award tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage	0.0278